Derivative and Hedging Instruments - Gross Notional Amount by Remaining Term to Maturity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 513,010	$ 499,021
Fair value, assets	9,628	8,667
Fair value, negative	(14,347)	(14,247)
Fair value, net	(4,719)	(5,580)
Credit equivalent amount	2,654	2,504
Capital requirement	51	49
Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	388,063	381,707
Fair value, assets	5,763	5,590
Fair value, negative	(10,924)	(11,632)
Fair value, net	(5,161)	(6,042)
Credit equivalent amount	390	376
Capital requirement	10	10
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	95,191	87,582
Fair value, assets	3,186	2,726
Fair value, negative	(4,072)	(3,337)
Fair value, net	(886)	(611)
Credit equivalent amount	1,993	1,726
Capital requirement	39	36
Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	109	114
Fair value, assets	1	2
Fair value, negative	0	0
Fair value, net	1	2
Credit equivalent amount	0	0
Capital requirement	0	0
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,756	29,732
Fair value, assets	1,006	732
Fair value, negative	(28)	(57)
Fair value, net	978	675
Credit equivalent amount	271	402
Capital requirement	2	3
OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150,903	144,703
Fair value, assets	5,336	5,103
Fair value, negative	(7,275)	(6,976)
Fair value, net	(1,939)	(1,873)
Credit equivalent amount	331	323
Capital requirement	9	9
Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	168,834	180,628
Fair value, assets	251	240
Fair value, negative	(222)	(189)
Fair value, net	29	51
Credit equivalent amount	0	0
Capital requirement	0	0
Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	41,967	41,689
Fair value, assets	168	231
Fair value, negative	(3,427)	(4,467)
Fair value, net	(3,259)	(4,236)
Credit equivalent amount	44	36
Capital requirement	1	1
Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	39,499	36,649
Fair value, assets	713	743
Fair value, negative	(819)	(628)
Fair value, net	(106)	115
Credit equivalent amount	821	698
Capital requirement	20	17
Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,483	9,054
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,242	2,238
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,354	4,004
Fair value, assets	0	0
Fair value, negative	0	0
Fair value, net	0	0
Credit equivalent amount	0	0
Capital requirement	0	0
Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,876	5,633
Fair value, assets	8	16
Fair value, negative	0	0
Fair value, net	8	16
Credit equivalent amount	15	17
Capital requirement	0	0
Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	22,154	22,926
Fair value, assets	1,000	699
Fair value, negative	(13)	(43)
Fair value, net	987	656
Credit equivalent amount	252	375
Capital requirement	2	3
Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,450	48,695
Fair value, assets	2,473	1,983
Fair value, negative	(3,253)	(2,709)
Fair value, net	(780)	(726)
Credit equivalent amount	1,172	1,028
Capital requirement	19	19
Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,139	2,688
Fair value, assets	5	31
Fair value, negative	(15)	(14)
Fair value, net	(10)	17
Credit equivalent amount	19	27
Capital requirement	0	0
Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	513,010	499,021
Fair value, assets	9,955	9,048
Fair value, negative	(15,024)	(15,026)
Fair value, net	(5,069)	(5,978)
Credit equivalent amount	2,654	2,504
Capital requirement	51	49
Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Fair value, assets	327	381
Fair value, negative	(677)	(779)
Fair value, net	(350)	(398)
Credit equivalent amount	0	0
Capital requirement	0	0
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	118,398	106,156
Fair value, assets	970	1,171
Fair value, negative	(2,270)	(2,320)
Less than 1 year | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	55,656	47,084
Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	37,690	33,705
Less than 1 year | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17	0
Less than 1 year | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,052	25,367
Less than 1 year | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,558	6,999
Less than 1 year | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,337	9,507
Less than 1 year | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,825	20,661
Less than 1 year | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	32,894	29,423
Less than 1 year | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,483	9,054
Less than 1 year | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,242	2,238
Less than 1 year | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,354	4,004
Less than 1 year | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	453	863
Less than 1 year | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	18,246	19,437
Less than 1 year | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,554	2,044
Less than 1 year | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,435	1,926
Less than 1 year | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	118,398	106,156
Less than 1 year | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	103,043	97,369
1 to 5 years | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	83,265	78,166
1 to 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	15,074	14,838
1 to 5 years | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	92	114
1 to 5 years | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,704	4,365
1 to 5 years | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,751	25,019
1 to 5 years | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,166	31,033
1 to 5 years | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	23,142	21,028
1 to 5 years | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,051	1,105
1 to 5 years | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
1 to 5 years | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,206	1,086
1 to 5 years | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,908	3,489
1 to 5 years | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	14,023	13,733
1 to 5 years | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	704	762
1 to 5 years | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	103,043	97,369
1 to 5 years | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	291,569	295,496
Fair value, assets	7,007	6,283
Fair value, negative	(9,456)	(8,379)
Over 5 years | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	249,142	256,457
Over 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	42,427	39,039
Over 5 years | Credit derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | OTC swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	115,594	112,685
Over 5 years | Cleared swap contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	130,331	140,088
Over 5 years | Forward contracts | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Forward contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,554	6,121
Over 5 years | Futures | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Futures | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Futures | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Options purchased | Interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,217	3,684
Over 5 years | Options purchased | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Swap contracts | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,873	32,918
Over 5 years | Swap contracts | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Over 5 years | Subtotal including accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	291,569	295,496
Over 5 years | Less accrued interest
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0	$ 0